FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income [Abstract]
Cash flow hedge beginning of balance	R$ 159,077	R$ 42,729
Change in the fair value of hedge instrument recognized in OCI	(210,150)	178,006	R$ 107,337
Tax effects on fair value of hedge instrument	72,939	(61,658)	(36,768)
Cash flow hedge end of balance	R$ 21,866	R$ 159,077	R$ 42,729